Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Capital commitments and contingencies

Refer to Note 17(a) for details related to investments with KADI. As of the filing of this annual report, the Group is in negotiation with KADI for a reduced ownership of KADI or a rescission of the acquisition.